Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions				3 Months Ended		9 Months Ended
	Jul. 06, 2023 $ / shares shares	Jul. 01, 2022 shares $ / shares	Jun. 30, 2021 $ / shares	Sep. 30, 2023 EUR (€) shares	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 EUR (€) shares	Sep. 30, 2022 EUR (€)	Dec. 31, 2022 shares
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	29,676	24,759	24,759			18,450	18,450	13,817
New awards granted in the period (in shares)	35,082	29,676
Liabilities from share-based payment transactions (in shares)	11,226	7,405
Number of other equity instruments outstanding (in shares)		3,537
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						761,544	761,544
New awards granted in the period (in shares)						1,296,137	1,296,137
Number of other equity instruments outstanding (in shares)				2,588,164		2,588,164	2,588,164		2,699,157
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $						$ 100,000
Expense from share-based payment transactions with employees | €				€ 0.1	€ 0.1		€ 0.4	€ 0.5
Shares issued, price per share (in dollars per share) | $ / shares	$ 17.1	$ 20.22	$ 28.27